Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Store State Entity	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	4
Allowance for doubtful accounts	$ 21,528	$ 18,345
Capitalized vendor rebates	18,688	22,961
Goodwill and intangible assets impairment	0	0	$ 0
Accrued sales returns	21,392	21,023
Selling, general and administrative expense	1,223,507	1,221,382	1,058,316
Cash discounts recorded as a reduction of inventories	22,628	19,158
Finance lease ROU assets	16,328	14,480
Finance lease liabilities	$ 16,892	$ 14,865
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Right-of-Use Asset	Operating Lease, Right-of-Use Asset
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 82,600	$ 86,620	70,453
Advertising Expense [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 28,236	$ 25,884	$ 21,552
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	10 years
Maximum [Member] | Sales Revenue, Net [Member] | Product Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Percentage of Service Revenue	1.00%	1.00%	1.00%
Buildings and Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Buildings and Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Computer Hardware And Software [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Computer Hardware And Software [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Watsco, Inc. [Member]
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	690
Number of states in which entity operates | State	42